Stock-Based Compensation (Details) - Schedule of Award Types of Company’s Stock-Based Compensation Expense - USD ($) $ in Thousands	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of Award Types of Company’s Stock-Based Compensation Expense [Abstract]
Paruka warrant obligation	$ 7,251	$ 7,681
Employee warrants	1,314	1,314
Stock options	427	765
Employee stock purchase plan	9	9
Total	$ 9,001	$ 9,769